PHOENIX WORLDWIDE STRATEGIES FUND
       (FORMERLY KNOWN AS PHOENIX-ABERDEEN WORLDWIDE OPPORTUNITIES FUND),
                        A SERIES OF PHOENIX EQUITY TRUST
              Supplement dated July 1, 2005 to the Prospectus dated
      October 21, 2004, as supplemented October 22, 2004, January 3, 2005,
                         May 17, 2005 and June 17, 2005

IMPORTANT NOTICE TO INVESTORS

Effective July 1, 2005, Acadian Asset Management, Inc. ("Acadian") and New Star Institutional Managers Limited ("New Star") are the subadvisers to the Phoenix Worldwide Strategies Fund, replacing Aberdeen Asset Management, Inc. ("Aberdeen") as subadviser for the international portion of the fund's portfolio. All references to Aberdeen in the fund's current prospectus are hereby deleted.

Engemann Asset Management ("Engemann") will continue as subadviser for the domestic portion of the fund's portfolio which continues to be managed by the existing team of investment professionals.

Additionally, the name of the fund was changed as follows:

-------------------------------------------------------------------------------------------------------
                           Old Name                                        NEW NAME
-------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen Worldwide Opportunities Fund                 PHOENIX WORLDWIDE STRATEGIES FUND
-------------------------------------------------------------------------------------------------------

The current prospectus for the fund is, therefore, hereby supplemented as follows:

Certain of the fund's principal investment strategies are being revised to reflect the investment management style of the new subadvisers. Accordingly, the third and fourth arrowed strategies on page 1 of the current prospectus are hereby replaced in their entirety with the following:

    > The fund uses a multi-manager approach. The adviser manages the fund's investment program and the general operations of the fund, including oversight of the fund's subadvisers. Acadian Asset Management, Inc. ("Acadian") and New Star Institutional Managers Limited ("New Star"), as subadvisers for the international portion of the fund's portfolio, and Engemann, as subadviser for the domestic portion of the fund's portfolio, each manage a portion of the fund's assets based on its respective management style. The adviser makes the determination as to the allocation of the assets among the fund's three subadvisers.

    > Acadian employs a core approach to construct international equity portfolios. Acadian utilizes quantitative screening techniques to identify attractively valued securities. All stocks in the global equity universe are evaluated across multiple quantitative factors.

         o Research is focused on identifying the factors most closely associated with outperforming stocks. Factors must have statistical significance, but also must meet the "common sense" test of having a logical connection to the attributes of a successful company.
         o The country decision is considered in combination with the sector decision and driven by the stock selection process. The country/sector model applies those factors that have proven most statistically significant by market and sector based on detailed factor attribution research.

         o A portfolio optimization program is used throughout to balance the expected return of the stocks with such considerations as the portfolio's benchmark, desired level of risk and transaction cost estimates.

     > New Star strives to invest in companies whose return on invested capital exceeds their cost of capital, that enjoy significant competitive advantages, and that it believes have good earnings momentum. Sustainable economic profits rather than accounting profits are the focus.

         An assessment of the liquidity environment helps determine stock and regional weightings as well as the degree of risk tolerance. Weightings at the country level may deviate significantly from the index.

     Additionally, in the fifth arrowed strategy, the words "The adviser" are replaced with "Engemann Asset Management."

     The fund's investment objective and its principal investment strategies not mentioned above, remain unchanged.

On page 2, the following is added to the "Risks Related to Principal Investment Strategies" subsection:

     EQUITY SECURITIES

     Generally, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities will rise and fall in response to a number of different factors. In particular, equity securities will respond to events that affect entire financial markets or industries (such as changes in inflation or consumer demand) and to events that affect particular industries (such as news about the success or failure of a new product).

     o GROWTH STOCKS. Because growth stocks typically make little or no dividend payments to shareholders, investment return is based on a stock's capital appreciation, making return more dependent on market increases and decreases. Growth stocks are therefore more volatile than non-growth stocks, tending to drop more sharply when markets fall. Growth-oriented funds typically underperform when value investing is in favor.

     o VALUE STOCKS. Value stocks involve the risk that the value of the security will not be recognized for an unexpectedly long period of time, and that the security is not undervalued but is appropriately priced due to fundamental problems not yet apparent.

     The existing disclosure in the prospectus entitled Small and Medium Capitalization Companies is moved as the second bulleted item under "Equity Securities".

Additionally, the following is added to the end of the "Emerging Market Investing" section as additional disclosure:

     Emerging market countries often suffer from currency devaluation and higher rates of inflation.

     Developing countries may be adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed by countries with which they trade and may also be affected by economic conditions in such countries. In addition, a negative situation or condition that affects the market in one emerging market region may have a negative impact on all emerging market regions due to the so-called "ripple effect."

On page 4, under the new heading "Fund Fees and Expenses," the "Annual Fund Operating Expenses" portion of the fee table is replaced and footnotes (d) and
(e) added as follows:

      ---------------------------------------------------------------------------------------------------
                                                               CLASS A        CLASS B        CLASS C
                                                               SHARES         SHARES         SHARES
      ---------------------------------------------------------------------------------------------------
      ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE
      DEDUCTED FROM FUND ASSETS)
      ---------------------------------------------------------------------------------------------------
      Management Fees(d)                                       0.85%           0.85%          0.85%
      ---------------------------------------------------------------------------------------------------
      Distribution and Service (12b-1) Fees                    0.25%           1.00%          1.00%
      ---------------------------------------------------------------------------------------------------
      Other Expenses                                           0.62%           0.62%          0.62%
                                                               -----           -----          -----
      ---------------------------------------------------------------------------------------------------
      TOTAL ANNUAL FUND OPERATING EXPENSES                     1.72%           2.47%          2.47%
      ---------------------------------------------------------------------------------------------------
      Expense Waiver(e)                                       (0.10)%         (0.10)%        (0.10)%
                                                              -------         -------        -------
      ---------------------------------------------------------------------------------------------------
      NET ANNUAL FUND OPERATING EXPENSES                       1.62%           2.37%          2.37%
                                                               =====           =====          =====
      ---------------------------------------------------------------------------------------------------

      (d) Restated to reflect management fee effective July 1, 2005.
      (e) Contractual arrangement with the fund's investment adviser to waive fees in the amount of 0.10% through September 30, 2006.

      Additionally, the first example table on page 5 is replaced with the following:

      --------------------------------------------------------------------------
      CLASS             1 YEAR         3 YEARS        5 YEARS        10 YEARS
      --------------------------------------------------------------------------
      Class A            $730          $1,077          $1,446         $2,481
      --------------------------------------------------------------------------
      Class B            $640           $960           $1,307         $2,614
      --------------------------------------------------------------------------
      Class C            $340           $760           $1,307         $2,799
      --------------------------------------------------------------------------

      The second example table on page 5 is replaced with the following:

      --------------------------------------------------------------------------
      CLASS             1 YEAR         3 YEARS        5 YEARS        10 YEARS
      --------------------------------------------------------------------------
      Class B            $240           $760           $1,307         $2,614
      --------------------------------------------------------------------------
      Class C            $240           $760           $1,307         $2,799
      --------------------------------------------------------------------------

The following disclosure is added below the second table:

      The examples assume that the expense reimbursement obligations of the adviser are in effect for one year. Thereafter, the examples do not reflect any expense reimbursement.

On page 5, under the new subheading "The Adviser and Subadvisers" in "The Management of the Fund" section, the following paragraphs replace the second and third paragraphs:

     Acadian Asset Management, Inc. ("Acadian") is a subadviser to the international portion of the fund and is located at One Post Office Square, 20th Floor, Boston, Massachusetts 02109. Acadian is a wholly-owned subsidiary of Old Mutual Asset Managers (US) LLC, which is wholly-owned by Old Mutual (US) Holdings, Inc. Old Mutual (US) Holdings, Inc. is wholly-owned by OM Group (UK) Limited. OM Group (UK) Limited is wholly-owned by Old Mutual PLC. Acadian serves as investment adviser to institutional portfolios in the same style as is provided to the fund. As of March 31, 2005, Acadian had approximately $15.5 billion in assets under management.

     New Star Institutional Managers Limited ("New Star") is a subadviser to the international portion of fund and is located at 1 Knightsbridge Green, London, United Kingdom, SW1X7NE. New Star is wholly-owned by New Star Institutional Managers Holdings Limited, which is wholly-owned by New Star Asset Management Group Limited. New Star serves as investment adviser to fund vehicles registered in the European Union, charitable foundations, corporations, institutional investors and private accounts. As of March 31, 2005, New Star had approximately U.S. $8.7 billion in assets under management.

     Subject to the direction of the fund's Board of Trustees, Phoenix is responsible for managing the fund's investment program, overseeing the fund's subadvisers and recommending their hiring, termination and replacement, and for the general operations of the fund. Acadian, New Star and Engemann, as subadvisers, are each responsible for the day-to-day management of their portion of the fund's portfolio. Acadian, New Star and Engemann manage the fund's assets to conform with the investment policies as described in this prospectus.

On page 6, under the subheading "The Advisers and Subadvisers" in the "Management of the Funds" section, the management fee tables are replaced with the following:

     ------------------------------------------------------------------------------------------
                                                          $1+ billion
                                  $1st billion        through $2 billion        $2+ billion
     ------------------------------------------------------------------------------------------
     Management Fee                  0.85%                   0.80%                 0.75%
     ------------------------------------------------------------------------------------------

     Phoenix has contractually agreed to waive fees in the amount of 0.10% through September 30, 2006.

     Phoenix pays Acadian a subadvisory fee, based on the schedule below, on the aggregated international assets managed by Acadian across all Phoenix Funds subadvised by Acadian:

     ------------------------------------------------------------------------------------------
                                                        $200+ million
                                1st $200 million     through $500 million     $500+ million
     ------------------------------------------------------------------------------------------
     Subadvisory Fee                 0.50%                  0.40%                 0.35%
     ------------------------------------------------------------------------------------------

     Phoenix pays New Star a subadvisory fee, based on the schedule below, on the aggregated international assets managed by New Star across all Phoenix Funds subadvised by New Star:

     -----------------------------------------------------------------------
                                1st $100 million        $100+ million
     -----------------------------------------------------------------------
     Subadvisory Fee                 0.50%                  0.40%
     -----------------------------------------------------------------------

     Phoenix pays Engemann a subadvisory fee at a rate equal to 0.50% of the gross investment management fee multiplied by the percentage of the fund's assets managed by Engemann.

On page 6, under the subheading "Portfolio Management" in the "Management of the Fund" section, the first and second paragraphs are replaced with the following:

     BRENDAN O. BRADLEY AND RAYMOND F. MUI co-manage Acadian's allocation of the international portion of the fund's portfolio (since July 1, 2005) and are responsible for the day-to-day management of Acadian's portion of the fund's investments.

     Mr. Bradley is a Senior Vice President of Acadian and a senior member of the investment research team. Prior to joining Acadian in 2004, Mr. Bradley was a Vice President at Upstream Technologies (2002-2004), where he designed and implemented quantitative investment management systems and strategies. His professional background also includes work as a research analyst and consultant at Samuelson Portfolio Strategies (1999-2002).

     Mr. Mui is a Senior Vice President of Acadian, specializing in multi-factor equity valuation frameworks and the development of investment strategies for both the developed and emerging equity markets. He also focuses on portfolio optimization tools and the use of derivative instruments for obtaining non-U.S. equity exposure. Prior to joining Acadian in 1991, Mr. Mui was a member of the senior technical staff at Hughes Aircraft, where he developed prototypes of command, communications and information systems.

     MICHAL BARTEK, CFA AND IAN BEATTIE manage New Star's allocation of the international portion of the fund's portfolio (since July 1, 2005). Mr. Beattie has overall responsibility for the day-to-day management of New Star's portion of the fund's investments and is supported by Mr. Bartek.

     Mr. Bartek is an Investment Manager of New Star and is responsible for equity research in European markets. Prior to joining New Star in 1999, Mr. Bartek was Equity Analyst with Robert Fleming Securities (1997-1999) and Equity Analyst at NatWest Markets (1995-1997).

     Mr. Beattie is an Investment Director of New Star and is responsible for the equity research of Asian markets. He is head of Asian (excluding Japan) equities at New Star. Prior to joining New Star in 1996, Mr. Beattie was a Fund Manager with Royal Insurance Asset Management (1992-1996).

On page 14, the following disclosure is added to the "Additional Investment Techniques" section:

DEPOSITARY RECEIPTS

Worldwide may invest in American Depositary Receipts (ADRs), European Depositary Receipts (EDRs), and ADRs not sponsored by U.S. banks. While investment in ADRs and EDRs may eliminate some of the risk associated with foreign investments, it does not eliminate all the risks inherent in investing in securities of foreign issuers. EDRs and ADRs which are not sponsored by U.S. banks, are subject to the same investment risks as foreign securities.

         INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS FOR
                               FUTURE REFERENCE.

PXP 691 PET-SAChanges (07/05)

                        PHOENIX WORLDWIDE STRATEGIES FUND
       (FORMERLY KNOWN AS PHOENIX-ABERDEEN WORLDWIDE OPPORTUNITIES FUND),
                        A SERIES OF PHOENIX EQUITY TRUST
    Supplement dated July 1, 2005 to the Statement of Additional Information
                             dated October 21, 2004,
      as supplemented October 22, 2004, January 3, 2005, January 11, 2005,
                 April 1, 2005, May 17, 2005 and June 17, 2005

IMPORTANT NOTICE TO INVESTORS

Effective July 1, 2005, Acadian Asset Management, Inc. ("Acadian") and New Star Institutional Managers Limited ("New Star") are the subadvisers to the fund, replacing Aberdeen Asset Management, Inc. ("Aberdeen") as subadviser for the international portion of the fund. All references to Aberdeen in the fund's current Statement of Additional Information are hereby deleted.

Engemann Asset Management ("Engemann") will continue as subadviser for the domestic portion of the fund's portfolio and continues to be managed by the existing team of investment professionals.

Additionally, the name of the fund was changed as follows:

-------------------------------------------------------------------------------------------------------------------
                           Old Name                                                  NEW NAME
-------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen Worldwide Opportunities Fund                   PHOENIX WORLDWIDE STRATEGIES FUND

-------------------------------------------------------------------------------------------------------------------

The current Statement of Additional Information for the fund is, therefore, hereby supplemented as follows:

On page 14, under the subheading "The Subadvisers", the first and second paragraph are deleted and replaced with the following:

     Acadian Asset Management, Inc. ("Acadian") is a subadviser to the Worldwide Strategies Fund and is located at One Post Office Square, 20th Floor, Boston, Massachusetts 02109. Acadian is a wholly-owned subsidiary of Old Mutual Asset Managers (US) LLC, which is wholly-owned by Old Mutual (US) Holdings, Inc. Old Mutual (US) Holdings, Inc. is wholly-owned by OM Group
     (UK) Limited. OM Group (UK) Limited is wholly-owned by Old Mutual PLC. Acadian serves as investment adviser to institutional portfolios in the same style as is provided to the fund. As of March 31, 2005, Acadian had approximately $15.5 billion in assets under management.

     New Star Institutional Managers Limited ("New Star") is a subadviser to the Worldwide Strategies Fund and is located at 1 Knightsbridge Green, London, United Kingdom, SW1X7NE. New Star is wholly-owned by New Star Institutional Managers Holdings Limited, which is wholly-owned by New Star Asset Management Group Limited. New Star serves as investment adviser to fund vehicles registered in the European Union, charitable foundations, corporations, institutional investors and private accounts. As of March 31, 2005, New Star had approximately U.S. $8.7 billion in assets under management.

     The Subadvisory Agreements provide that the adviser, PIC, will delegate to Acadian and New Star the performance of certain of its investment management services with respect to the Worldwide Strategies Fund. Acadian and New Star will furnish at their own expense the office facilities and personnel necessary to perform such services. The Subadvisory Agreements will continue in effect from year to year if specifically approved at least annually by the Trustees, including a majority of the independent Trustees.

     For their services as subadvisers, PIC will pay Acadian and New Star compensation on the aggregated international assets across all Phoenix Funds subadvised by each, based on the schedules below:

     ------------------------------------------------------------------------------------------------------
                                                                   $200+ million
                                         1st $200 million       through $500 million      $500+ million
     ------------------------------------------------------------------------------------------------------
     Acadian Subadvisory Fee                  0.50%                    0.40%                  0.35%
     ------------------------------------------------------------------------------------------------------

     -----------------------------------------------------------------------------------
                                         1st $100 million          $100+ million
     -----------------------------------------------------------------------------------
     New Star Subadvisory Fee                 0.50%                    0.40%
     -----------------------------------------------------------------------------------


                INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE
            STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE.

PXP 691B PET-SAChanges (07/05)


                                       2